Business Combination (Details) - Schedule of Acquisition in Purchase Price Allocation Depreciation and Amortization - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Business Acquisition [Line Items]
Cash	$ 31,074,127	$ 31,074,127
Side Letter payable	1,925,873
Promissory note to Sellers of Pogo Business	15,000,000
Transferred equity interest		1,354,000
Total purchase consideration	82,828,294
Cash	246,323	246,323
Accounts receivable	3,986,559	3,986,559
Prepaid expenses	368,371	368,371
Oil & gas reserves	93,809,392	93,809,392
Derivative assets	51,907	51,907
Accounts payable	(2,290,475)	(2,290,475)
Accrued liabilities and other	(1,244,633)
Revenue and royalties payable	(775,154)	775,154
Revenue and royalties payable, related parties	(1,199,420)	1,199,420
Short-term derivative liabilities	(27,569)	27,569
Deferred tax liabilities	(8,528,772)	(8,528,772)
Asset retirement obligations, net	(893,235)
Other liabilities	(675,000)	675,000
Net assets acquired	82,828,294	$ 82,828,294
HNRA Class A Common Shares for Option Agreement [Member]
Business Acquisition [Line Items]
Transferred equity interest	67,700
HNRA Class A Common Shares [Member]
Business Acquisition [Line Items]
Transferred equity interest	1,354,000
OpCo Class B Units [Member]
Business Acquisition [Line Items]
Transferred equity interest	12,186,000
OpCo Preferred Units [Member]
Business Acquisition [Line Items]
Transferred equity interest	$ 21,220,594